Pension Plans and Other Benefits - Plan Asset FV Measurements (Details) (USD $) In Millions	May 31, 2011	May 31, 2010
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities US Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	$ 44.4	$ 32.1
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities US Entities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities US Entities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	44.4	32.1
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities US Entities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Non US Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	25.9	17.4
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Non US Entities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Non US Entities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	25.9	17.4
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Non US Entities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Real Estate Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	13.7	11.5
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Real Estate Entities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Real Estate Entities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Equity Securities Real Estate Entities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	13.7	11.5
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	286.1	262.6
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	286.1	262.6
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fixed Income Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	9.1	8.3
United States Pension Plans Of U S Entity Defined Benefit [Member] | Private Equity Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Private Equity Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Private Equity Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	9.1	8.3
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fair Value Of US Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	379.2	331.9
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fair Value Of US Plan Assets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fair Value Of US Plan Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	356.4	312.1
United States Pension Plans Of U S Entity Defined Benefit [Member] | Fair Value Of US Plan Assets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	22.8	19.8
Foreign Pension Plans Defined Benefit [Member] | Equity Securities US Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	60.7	49.0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities US Entities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities US Entities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	60.7	49.0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities US Entities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	67.4	54.7
Foreign Pension Plans Defined Benefit [Member] | Fixed Income Securities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Fixed Income Securities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	67.4	54.7
Foreign Pension Plans Defined Benefit [Member] | Fixed Income Securities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Private Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	7.2	7.4
Foreign Pension Plans Defined Benefit [Member] | Private Equity Funds [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Private Equity Funds [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Private Equity Funds [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	7.2	7.4
Foreign Pension Plans Defined Benefit [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	18.6	2.2
Foreign Pension Plans Defined Benefit [Member] | Cash And Cash Equivalents [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	18.6	2.2
Foreign Pension Plans Defined Benefit [Member] | Cash And Cash Equivalents [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Cash And Cash Equivalents [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Canadian Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	58.3	48.3
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Canadian Entities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Canadian Entities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	58.3	48.3
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Canadian Entities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Non US Non Canadian Entities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	38.6	28.9
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Non US Non Canadian Entities [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Non US Non Canadian Entities [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	38.6	28.9
Foreign Pension Plans Defined Benefit [Member] | Equity Securities Non US Non Canadian Entities [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	0	0
Foreign Pension Plans Defined Benefit [Member] | Fair Value Of Canadian Plan Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	250.8	190.5
Foreign Pension Plans Defined Benefit [Member] | Fair Value Of Canadian Plan Assets [Member] | Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	18.6	2.2
Foreign Pension Plans Defined Benefit [Member] | Fair Value Of Canadian Plan Assets [Member] | Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	225.0	180.9
Foreign Pension Plans Defined Benefit [Member] | Fair Value Of Canadian Plan Assets [Member] | Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of asset	$ 7.2	$ 7.4